Document And Entity Information	9 Months Ended
Sep. 30, 2014
DOCUMENT AND ENTITY INFORMATION [Abstract]
Entity Registrant Name	Poage Bankshares, Inc.
Entity Central Index Key	0001511071
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2014